Variable Interest Entities - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2007
Variable Interest Entity [Line Items]
Total assets	$ 43,759	$ 14,051
Total liabilities	26,372	7,877
Transfers accounted for as secured borrowings, carrying amount			$ 398
Transfers accounted for as secured borrowings, associated liabilities, carrying amount			$ 338
Cash and cash equivalents	$ 855	1,000
SP Fiber
Variable Interest Entity [Line Items]
Percentage ownership	100.00%
GPS
Variable Interest Entity [Line Items]
Ownership percentage in joint venture	48.00%
Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Total assets	$ 1,218	819
Total liabilities	353	20
Transfers accounted for as secured borrowings, carrying amount	387
Transfers accounted for as secured borrowings, associated liabilities, carrying amount	333
Cash and cash equivalents	2	3
Variable interest entity, primary beneficiary | Asset pledged as collateral
Variable Interest Entity [Line Items]
Total assets	765	819
Total liabilities	$ 5	$ 20